Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials and packing materials	¥ 39,482		¥ 29,369
Products	378,801		498,832
Less: impairment allowance	(66,193)		(104,914)
Inventories	¥ 352,090	$ 49,591	¥ 423,287